Johnson Mutual Funds

Johnson Fixed Income Fund
As of December 31, 2006

Objective:
The objective of the Fixed Income Fund is a high level of income over the long term, consistent with preservation of capital. The Fund invests primarily in intermediate-term investment-grade fixed income securities including government and corporate bonds.

Fees and Expenses:
The Fixed Income Fund is a no load fund, which means there are no commissions to buy, sell, or exchange the Fund. There are also no 12b-1 fees. The net expenses of the Fund for the fiscal year ended December 31, 2006 was 0.85%* of the net assets of the Fund, calculated on a daily basis. This represents the management fee charged by the Adviser, based on the net assets of the Fund, calculated on a daily basis.

Investment Adviser:
The investment adviser of the Fixed Income Fund is Johnson Investment Counsel, Inc., a Cincinnati-based investment advisory firm managing nearly $3.6 billion in assets. The Johnson Fund Family, including the Fixed Income Fund, represents more than $512 million of this amount.

How to Buy:
You should consider the investment objectives, risks and expenses carefully before investing. Please read the prospectus for this and other information regarding how to purchase this fund. To obtain a prospectus, please contact the Johnson Mutual Funds at 513-661-3100 or toll free at 800-541-0170. You should read the prospectus carefully before investing.

Performance:
The following are rates of return for the Fixed Income Fund as of December 31, 2006. Periods longer than one year are annualized.
4th Quarter	1-Year	3-Year	5-Year	10-Year	Since Inception (1/4/1993)
0.96%	3.71%	2.70%	4.30%	5.05%	5.32%

The data represented herein reflects past performance, and is not a guarantee of future results. The return and principal value of your investment will fluctuate and be more or less than their original cost at the time of redemption. To obtain the performance of the most recent month-end, please contact Johnson Mutual Funds at 513-661-3100 or toll free at 800-541-0170.

Industry Diversification:
The following chart is the industry diversification for the Fixed Income Fund as of December 31, 2006.

Other mutual funds available through Johnson Mutual Funds:

Johnson Growth Fund	Johnson Disciplined Small Company Fund
Johnson Opportunity Fund	Johnson Disciplined Large Company Fund
Johnson Realty Fund	Johnson Dynamic Growth Fund
Johnson Municipal Income Fund	Johnson Equity Income Fund

3777 West Fork Road • Cincinnati, Ohio 45247 • (513) 661-3100 • (800) 541-0170 • www.johnsoninv.com

* The fee is based on a waiver from the Adviser of 0.15% from a total fee of 1.00%, netting 0.85%.

Johnson Mutual Funds

Johnson Growth Fund
As of December 31, 2006

Objective:
The objective of the Growth Fund is long term capital growth. The Fund invests primarily in common stocks of larger-sized companies believed to have above-average prospects for appreciation.

Fees and Expenses:
The Growth Fund is a no load fund, which means there are no commissions to buy, sell, or exchange the Fund. There are also no 12b-1 fees. The net expenses of the Fund for the fiscal year ended December 31, 2006 was 0.95%* of the net assets of the Fund, calculated on a daily basis. This represents the management fee charged by the Adviser, based on the net assets of the Fund, calculated on a daily basis.

Investment Adviser:
The investment adviser of the Growth Fund is Johnson Investment Counsel, Inc., a Cincinnati-based investment advisory firm managing nearly $3.6 billion in assets. The Johnson Fund Family, including the Growth Fund, represents more than $512 million of this amount.

How to Buy:
You should consider the investment objectives, risks and expenses carefully before investing. Please read the prospectus for this and other information regarding how to purchase this fund. To obtain a prospectus, please contact the Johnson Mutual Funds at 513-661-3100 or toll free at 800-541-0170. You should read the prospectus carefully before investing.

Performance:
The following are rates of return for the Growth Fund as of December 31, 2006. Periods longer than one year are annualized.

4th Quarter	1-Year	3-Year	5-Year	10-Year	Since Inception (1/4/1993)
4.28%	11.94%	8.86%	2.73%	5.24%	7.07%

The data represented herein reflects past performance, and is not a guarantee of future results. The return and principal value of your investment will fluctuate and be more or less than their original cost at the time of redemption. To obtain the performance of the most recent month-end, please contact Johnson Mutual Funds at 513-661-3100 or toll free at 800-541-0170.

Industry Diversification:
The following is a list of the top ten holdings for the Growth Fund as of December 31, 2006.

3M	General Electric
Allstate	L-3 Communications
American International Group	Nokia
Cadbury Schweppes	Procter & Gamble
Citigroup	Roche Holdings

Other mutual funds available through Johnson Mutual Funds:

Johnson Opportunity Fund	Johnson Disciplined Small Company Fund
Johnson Realty Fund	Johnson Disciplined Large Company Fund
Johnson Fixed Income Fund	Johnson Dynamic Growth Fund
Johnson Municipal Income Fund	Johnson Equity Income Fund

3777 West Fork Road • Cincinnati, Ohio 45247 • (513) 661-3100 • (800) 541-0170 • www.johnsoninv.com

* The fee is based on a waiver from the Adviser of 0.5% from a total fee of 1.00%, netting 0.95%.

Johnson Mutual Funds

Johnson Municipal Income Fund
As of December 31, 2006

Objective:
The objective of the Municipal Income Fund is a high level of federally tax-free income over the long term, consistent with preservation of capital. The Fund invests primarily in investment-grade municipal fixed income securities. It is anticipated that the majority of these securities will be Ohio municipal bonds, notes, and short-term obligations.

Fees and Expenses:
The Municipal Income Fund is a no load fund, which means there are no commissions to buy, sell, or exchange the Fund. There are also no 12b-1 fees. The net expenses of the Fund for the fiscal year ended December 31, 2006 was 0.65%* of the net assets of the Fund, calculated on a daily basis. This represents the management fee charged by the Adviser, based on the net assets of the Fund, calculated on a daily basis.

Investment Adviser:
The investment adviser of the Municipal Income Fund is Johnson Investment Counsel, Inc., a Cincinnati-based investment advisory firm managing nearly $3.6 billion in assets. The Johnson Fund Family, including the Growth Fund, represents more than $512 million of this amount.

How to Buy:
You should consider the investment objectives, risks and expenses carefully before investing. Please read the prospectus for this and other information regarding how to purchase this fund. To obtain a prospectus, please contact the Johnson Mutual Funds at 513-661-3100 or toll free at 800-541-0170. You should read the prospectus carefully before investing.

Performance:
The following are rates of return for the Municipal Income Fund as of December 31, 2006. Periods longer than one year are annualized.

4th Quarter	1-Year	3-Year	5-Year	10-Year	Since Inception (5/16/1994)
0.61%	3.31%	2.12%	3.42%	4.02%	4.36%

The data represented herein reflects past performance, and is not a guarantee of future results. The return and principal value of your investment will fluctuate and be more or less than their original cost at the time of redemption. To obtain the performance of the most recent month-end, please contact Johnson Mutual Funds at 513-661-3100 or toll free at 800-541-0170.

Industry Diversification:
The following chart shows the quality ratings for the Municipal Income Fund as of December 31, 2006.

Other mutual funds available through Johnson Mutual Funds:

Johnson Growth Fund	Johnson Disciplined Small Company Fund
Johnson Opportunity Fund	Johnson Disciplined Large Company Fund
Johnson Realty Fund	Johnson Dynamic Growth Fund
Johnson Fixed Income Fund	Johnson Equity Income Fund

3777 West Fork Road • Cincinnati, Ohio 45247 • (513) 661-3100 • (800) 541-0170 • www.johnsoninv.com

* The fee is based on a waiver from the Adviser of 0.35% from a total fee of 1.00%, netting 0.65%.

Johnson Mutual Funds

Johnson Realty Fund
As of December 31, 2006

Objective:
The objective of the Realty Fund is above average income and long term capital appreciation by investing in real-estate related equity securities, primarily REITS (Real Estate Investment Trusts).

Fees and Expenses:
The Realty Fund is a no load fund, which means there are no commissions to buy, sell, or exchange the Fund. There are also no 12b-1 fees. The net expenses of the Fund for the fiscal year ended December 31, 2006 was 0.95%* of the net assets of the Fund, calculated on a daily basis. This represents the management fee charged by the Adviser, based on the net assets of the Fund, calculated on a daily basis.

Investment Adviser:
The investment adviser of the Realty Fund is Johnson Investment Counsel, Inc., a Cincinnati-based investment advisory firm managing nearly $3.6 billion in assets. The Johnson Fund Family, including the Realty, represents more than $512 million of this amount.

How to Buy:
You should consider the investment objectives, risks and expenses carefully before investing. Please read the prospectus for this and other information regarding how to purchase this fund. To obtain a prospectus, please contact the Johnson Mutual Funds at 513-661-3100 or toll free at 800-541-0170. You should read the prospectus carefully before investing.

Performance:
The following are rates of return for the Realty Fund as of December 31, 2006. Periods longer than one year are annualized.
4th Quarter	1-Year	3-Year	5-Year	10-Year	Since Inception (1/2/1998)
8.77%	33.06%	25.03%	22.12%	NA	12.34%

The data represented herein reflects past performance, and is not a guarantee of future results. The return and principal value of your investment will fluctuate and be more or less than their original cost at the time of redemption. To obtain the performance of the most recent month-end, please contact Johnson Mutual Funds at 513-661-3100 or toll free at 800-541-0170.

Industry Diversification:
The following is a list of the top ten holdings for the Realty Fund as of December 31, 2006.

Archstone Smith Trust	Host Hotels & Resorts
Boston Properties	Prologis Trust
Equity Office Properties Trust	Public Storage
Equity Residential Properties Trust	Simon Property Group
General Growth Properties	Vornado Realty Trust

Other mutual funds available through Johnson Mutual Funds:

Johnson Growth Fund	Johnson Disciplined Small Company Fund
Johnson Opportunity Fund	Johnson Disciplined Large Company Fund
Johnson Fixed Income Fund	Johnson Dynamic Growth Fund
Johnson Municipal Income Fund	Johnson Equity Income Fund

3777 West Fork Road • Cincinnati, Ohio 45247 • (513) 661-3100 • (800) 541-0170 • www.johnsoninv.com

* The fee is based on a waiver from the Adviser of 0.5% from a total fee of 1.00%, netting 0.95%.

Johnson Mutual Funds

Johnson Opportunity Fund
As of December 31, 2006

Objective:
The objective of the Opportunity Fund is long term capital growth. The Fund invests primarily in common stocks of small to medium-sized companies believed to have above-average prospects for appreciation.

Fees and Expenses:
The Opportunity Fund is a no load fund, which means there are no commissions to buy, sell, or exchange the Fund. There are also no 12b-1 fees. The net expenses of the Fund for the fiscal year ended December 31, 2006 was 0.95%* of the net assets of the Fund, calculated on a daily basis. This represents the management fee charged by the Adviser, based on the net assets of the Fund, calculated on a daily basis.

Investment Adviser:
The investment adviser of the Opportunity Fund is Johnson Investment Counsel, Inc., a Cincinnati-based investment advisory firm managing nearly $3.6 billion in assets. The Johnson Fund Family, including the Opportunity Fund, represents more than $512 million of this amount.

How to Buy:
You should consider the investment objectives, risks and expenses carefully before investing. Please read the prospectus for this and other information regarding how to purchase this fund. To obtain a prospectus, please contact the Johnson Mutual Funds at 513-661-3100 or toll free at 800-541-0170. You should read the prospectus carefully before investing.

Performance:
The following are rates of return for the Opportunity Fund as of December 31, 2006. Periods longer than one year are annualized.

4th Quarter	1-Year	3-Year	5-Year	10-Year	Since Inception (5/16/1994)
8.87%	12.02%	14.71%	9.84%	9.41%	11.55%

The data represented herein reflects past performance, and is not a guarantee of future results. The return and principal value of your investment will fluctuate and be more or less than their original cost at the time of redemption. To obtain the performance of the most recent month-end, please contact Johnson Mutual Funds at 513-661-3100 or toll free at 800-541-0170.

Industry Diversification:
The following is a list of the top ten holdings for the Opportunity Fund as of December 31, 2006.

Akamai Technologies	SEI Investments
AMR Corporation	Southern Copper
Constellation Energy	UAL Corporation
Cummins Engine	Western Digital
Lam Research	W.R. Berkley

Other mutual funds available through Johnson Mutual Funds:

Johnson Growth Fund	Johnson Disciplined Small Company Fund
Johnson Realty Fund	Johnson Disciplined Large Company Fund
Johnson Fixed Income Fund	Johnson Dynamic Growth Fund
Johnson Municipal Income Fund	Johnson Equity Income Fund

3777 West Fork Road • Cincinnati, Ohio 45247 • (513) 661-3100 • (800) 541-0170 • www.johnsoninv.com

* The fee is based on a waiver from the Adviser of 0.5% from a total fee of 1.00%, netting 0.95%.

Johnson Mutual Funds

Johnson Equity Income Fund
As of December 31, 2006

Objective:
The objective of the Equity Income Fund is to provide above average dividend income and long term capital growth. The Fund invests primarily in common stocks of larger-sized U.S. companies (those with a market capitalization above $15 billion) believed to have above average dividend income and capital growth.

Fees and Expenses:
The Equity Income Fund is a no load fund, which means there are no commissions to buy, sell, or exchange the Fund. There are also no 12b-1 fees. The net expenses of the Fund for the fiscal year ended December 31, 2006 was 0.95%* of the net assets of the Fund, calculated on a daily basis. This represents the management fee charged by the Adviser, based on the net assets of the Fund, calculated on a daily basis.

Investment Adviser:
The investment adviser of the Equity Income Fund is Johnson Investment Counsel, Inc., a Cincinnati-based investment advisory firm managing nearly $3.6 billion in assets. The Johnson Fund Family, including the Equity Income Fund, represents more than $512 million of this amount.

How to Buy:
You should consider the investment objectives, risks and expenses carefully before investing. Please read the prospectus for this and other information regarding how to purchase this fund. To obtain a prospectus, please contact the Johnson Mutual Funds at 513-661-3100 or toll free at 800-541-0170. You should read the prospectus carefully before investing.

Performance:
The following are rates of return for the Equity Income Fund as December 31, 2006. Periods longer than one year are annualized.

4th Quarter	1-Year	3-Year	5-Year	10-Year	Since Inception (12/31/2005)
5.55%	17.65%	NA	NA	NA	17.65%

The data represented herein reflects past performance, and is not a guarantee of future results. The return and principal value of your investment will fluctuate and be more or less than their original cost at the time of redemption. To obtain the performance of the most recent month-end, please contact Johnson Mutual Funds at 513-661-3100 or toll free at 800-541-0170.

Industry Diversification:
The following is a list of the top ten holdings for the Equity Income Fund as of December 31, 2006.

3M	Citigroup
American International Group	Exxon Mobil
Cadbury Schweppes	General Electric
Chevron	GlaxoSmithkline
Cincinnati Financial	Wal-Mart Stores

Other mutual funds available through Johnson Mutual Funds:

Johnson Growth Fund	Johnson Municipal Income Fund
Johnson Opportunity Fund	Johnson Disciplined Small Company Fund
Johnson Realty Fund	Johnson Disciplined Large Company Fund
Johnson Fixed Income Fund	Johnson Dynamic Growth Fund

3777 West Fork Road • Cincinnati, Ohio 45247 • (513) 661-3100 • (800) 541-0170 • www.johnsoninv.com

* The fee is based on a waiver from the Adviser of 0.5% from a total fee of 1.00%, netting 0.95%.

Johnson Mutual Funds

Johnson Disciplined Small Company Fund
As of December 31, 2006

Objective:
The objective of the Disciplined Small Company Fund is long term capital growth. The Fund invests primarily in equity securities of small-sized companies (those with a market capitalization less than $3 billion) believed to offer opportunities for capital growth. Companies are selected for the Fund’s portfolio using a disciplined, quantitative model.

Fees and Expenses:
The Disciplined Small Company Fund is a no load fund, which means there are no commissions to buy, sell, or exchange the Fund. There are also no 12b-1 fees. The net expenses of the Fund for the fiscal year ended December 31, 2006 was 0.95%* of the net assets of the Fund, calculated on a daily basis. This represents the management fee charged by the Adviser, based on the net assets of the Fund, calculated on a daily basis.

Investment Adviser:
The investment adviser of the Disciplined Small Company Fund is Johnson Investment Counsel, Inc., a Cincinnati-based investment advisory firm managing nearly $3.6 billion in assets. The Johnson Fund Family, including the Disciplined Small Company Fund, represents more than $512 million of this amount.

How to Buy:
You should consider the investment objectives, risks and expenses carefully before investing. Please read the prospectus for this and other information regarding how to purchase this fund. To obtain a prospectus, please contact the Johnson Mutual Funds at 513-661-3100 or toll free at 800-541-0170. You should read the prospectus carefully before investing.

Performance:
The following are rates of return for the Disciplined Small Company Fund as of December 31, 2006. Periods longer than one year are annualized.

4th Quarter	1-Year	3-Year	5-Year	10-Year	Since Inception (12/31/2005)
8.55%	16.80%	NA	NA	NA	16.80%

The data represented herein reflects past performance, and is not a guarantee of future results. The return and principal value of your investment will fluctuate and be more or less than their original cost at the time of redemption. To obtain the performance of the most recent month-end, please contact Johnson Mutual Funds at 513-661-3100 or toll free at 800-541-0170.

Industry Diversification:
The following is a list of the top ten holdings for the Disciplined Small Company Fund as of December 31, 2006.

Amkor Technology	Celadon Group
Asta Funding	Crawford and Company
Bronco Drilling	Cousins Properties
Brush Wellman	Internap Network Services
Cedar Shopping Centers	Sirenza Microdevices

Other mutual funds available through Johnson Mutual Funds:

Johnson Growth Fund	Johnson Municipal Income Fund
Johnson Opportunity Fund	Johnson Disciplined Large Company Fund
Johnson Realty Fund	Johnson Dynamic Growth Fund
Johnson Fixed Income Fund	Johnson Equity Income Fund

3777 West Fork Road • Cincinnati, Ohio 45247 • (513) 661-3100 • (800) 541-0170 • www.johnsoninv.com

* The fee is based on a waiver from the Adviser of 0.5% from a total fee of 1.00%, netting 0.95%.

Johnson Mutual Funds

Johnson Disciplined Large Company Fund
As of December 31, 2006

Objective:
The investment objective of the Disciplined Large Company Fund is long term capital growth. The Fund invests primarily in equity securities of large-sized companies (those with a market capitalization above $15 billion) believed to offer opportunities for capital growth. Companies are selected for the Fund’s portfolio using a disciplined, quantitative model.

Fees and Expenses:
The Disciplined Large Company Fund is a no load fund, which means there are no commissions to buy, sell, or exchange the Fund. There are also no 12b-1 fees. The net expenses of the Fund for the fiscal year ended December 31, 2006 was 0.95%* of the net assets of the Fund, calculated on a daily basis. This represents the management fee charged by the Adviser, based on the net assets of the Fund, calculated on a daily basis.

Investment Adviser:
The investment adviser of the Disciplined Large Company Fund is Johnson Investment Counsel, Inc., a Cincinnati-based investment advisory firm managing nearly $3.6 billion in assets. The Johnson Fund Family, including the Disciplined Large Company Fund, represents more than $512 million of this amount.

How to Buy:
You should consider the investment objectives, risks and expenses carefully before investing. Please read the prospectus for this and other information regarding how to purchase this fund. To obtain a prospectus, please contact the Johnson Mutual Funds at 513-661-3100 or toll free at 800-541-0170. You should read the prospectus carefully before investing.

Performance:
The following are rates of return for the Disciplined Large Company Fund as of December 31, 2006. Periods longer than one year are annualized.

4th Quarter	1-Year	3-Year	5-Year	10-Year	Since Inception (12/31/2005)
5.60%	8.98%	NA	NA	NA	8.98%

The data represented herein reflects past performance, and is not a guarantee of future results. The return and principal value of your investment will fluctuate and be more or less than their original cost at the time of redemption. To obtain the performance of the most recent month-end, please contact Johnson Mutual Funds at 513-661-3100 or toll free at 800-541-0170.

Industry Diversification:
The following is a list of the top ten holdings for the Disciplined Large Company Fund as of December 31, 2006.

AES Corporation	Humana
Caremark Rx	Navistar International
Conoco Phillips	Novellus Systems
Constellation Energy	Phelps Dodge
Dillard’s	Safeway

Other mutual funds available through Johnson Mutual Funds:

Johnson Growth Fund	Johnson Municipal Income Fund
Johnson Opportunity Fund	Johnson Disciplined Small Company Fund
Johnson Realty Fund	Johnson Dynamic Growth Fund
Johnson Fixed Income Fund	Johnson Equity Income Fund

3777 West Fork Road • Cincinnati, Ohio 45247 • (513) 661-3100 • (800) 541-0170 • www.johnsoninv.com

* The fee is based on a waiver from the Adviser of 0.5% from a total fee of 1.00%, netting 0.95%.

Johnson Mutual Funds

Johnson Dynamic Growth Fund
As of December 31, 2006

Objective:
The objective of the Dynamic Growth Fund is long term capital growth. The Fund invests in small-, mid- and large capitalization U.S. companies believed to have opportunities for above-average growth.

Fees and Expenses:
The Dynamic Growth Fund is a no load fund, which means there are no commissions to buy, sell, or exchange the Fund. There are also no 12b-1 fees. The net expenses of the Fund for the fiscal year ended December 31, 2006 was 0.95%* of the net assets of the Fund, calculated on a daily basis. This represents the management fee charged by the Adviser, based on the net assets of the Fund, calculated on a daily basis.

Investment Adviser:
The investment adviser of the Dynamic Growth Fund is Johnson Investment Counsel, Inc., a Cincinnati-based investment advisory firm managing nearly $3.6 billion in assets. The Johnson Fund Family, including the Dynamic Growth Fund, represents more than $512 million of this amount.

How to Buy:
You should consider the investment objectives, risks and expenses carefully before investing. Please read the prospectus for this and other information regarding how to purchase this fund. To obtain a prospectus, please contact the Johnson Mutual Funds at 513-661-3100 or toll free at 800-541-0170. You should read the prospectus carefully before investing.

Performance:
The following are rates of return for the Dynamic Growth Fund as of December 31, 2006. Periods longer than one year are annualized.

4th Quarter	1-Year	3-Year	5-Year	10-Year	Since Inception (12/31/2005)
5.20%	12.15%	NA	NA	NA	12.15%

The data represented herein reflects past performance, and is not a guarantee of future results. The return and principal value of your investment will fluctuate and be more or less than their original cost at the time of redemption. To obtain the performance of the most recent month-end, please contact Johnson Mutual Funds at 513-661-3100 or toll free at 800-541-0170.

Industry Diversification:
The following is a list of the top ten holdings for the Dynamic Growth Fund as of December 31, 2006.

American International Group	Novartis
Chipotle Mexican Grill	Procter & Gamble
Citigroup	Quality Systems
General Electric	Roche Holdings, Ltd
Gilead Sciences	Wellpoint

Other mutual funds available through Johnson Mutual Funds:

Johnson Growth Fund	Johnson Municipal Income Fund
Johnson Opportunity Fund	Johnson Disciplined Small Company Fund
Johnson Realty Fund	Johnson Disciplined Large Company Fund
Johnson Fixed Income Fund	Johnson Equity Income Fund

3777 West Fork Road • Cincinnati, Ohio 45247 • (513) 661-3100 • (800) 541-0170 • www.johnsoninv.com

* The fee is based on a waiver from the Adviser of 0.5% from a total fee of 1.00%, netting 0.95%.